CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash Flows from Operating Activities:
Net income	¥ 280,926	¥ 270,990	¥ 255,257
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	253,677	244,853	229,583
Provision for doubtful receivables and probable loan losses	22,667	11,717	11,631
Equity in net income of affiliates (excluding interest on loans)	(24,549)	(44,333)	(30,267)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(63,419)	(57,867)	(20,575)
Bargain purchase gain	(5,802)	0	(36,082)
Gains on sales of available-for-sale securities	(30,701)	(32,126)	(32,077)
Gains on sales of operating lease assets	(69,265)	(38,340)	(34,425)
Write-downs of long-lived assets	9,134	13,448	34,887
Write-downs of securities	6,608	4,515	8,997
Decrease (Increase) in restricted cash	155	9,009	(1,922)
Decrease in trading securities	159,809	461,298	441,554
Decrease (Increase) in inventories	(5,318)	20,935	(13,481)
Decrease (Increase) in trade notes, accounts and other receivable	8,362	(8,224)	(20,742)
Increase (Decrease) in trade notes, accounts and other payable	(6,660)	(41,004)	34,275
Decrease in policy liabilities and policy account balances	(103,878)	(405,014)	(506,043)
Deferred tax provision	25,318	42,528	41,338
Income taxes payable, net	67,904	47,065	(39,264)
Other, net	58,987	11,112	(65,033)
Net cash provided by operating activities	583,955	510,562	257,611
Cash Flows from Investing Activities:
Purchases of lease equipment	(894,300)	(991,154)	(907,484)
Principal payments received under direct financing leases	483,627	515,053	488,522
Installment loans made to customers	(1,309,056)	(1,101,807)	(1,109,458)
Principal collected on installment loans	1,063,339	948,057	977,272
Proceeds from sales of operating lease assets	321,328	239,911	272,040
Investment in affiliates, net	(51,529)	(70,569)	(27,698)
Proceeds from sales of investment in affiliates	97,453	20,991	2,128
Purchases of available-for-sale securities	(466,314)	(864,874)	(982,415)
Proceeds from sales of available-for-sale securities	549,865	464,232	511,868
Proceeds from redemption of available-for-sale securities	105,255	381,099	398,280
Purchases of held-to-maturity securities	(306)	(538)	(20,522)
Purchases of other securities	(22,737)	(32,818)	(27,489)
Proceeds from sales of other securities	31,829	48,594	67,982
Purchases of property under facility operations	(95,601)	(91,492)	(81,311)
Acquisitions of subsidiaries, net of cash acquired	(79,405)	(47,324)	(73,240)
Sales of subsidiaries, net of cash disposed	55,530	39,437	47,800
Other, net	(26,586)	(9,327)	(4,076)
Net cash used in investing activities	(237,608)	(552,529)	(467,801)
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	793	(4,707)	3,819
Proceeds from debt with maturities longer than three months	1,319,523	1,376,125	1,337,870
Repayment of debt with maturities longer than three months	(1,456,366)	(1,470,325)	(1,178,401)
Net increase in deposits due to customers	216,118	111,220	80,924
Cash dividends paid to ORIX Corporation shareholders	(61,299)	(76,034)	(30,117)
Contribution from noncontrolling interests	5,599	6,117	7,919
Purchases of shares of subsidiaries from noncontrolling interests	(25,840)	(4,764)	(206)
Cash dividends paid to redeemable noncontrolling interests	0	(11,272)	(3,030)
Net increase (decrease) in call money	(14,500)	36,500	6,000
Other, net	(17,487)	(10,861)	(11,346)
Net cash provided by (used in) financing activities	(33,459)	(48,001)	213,432
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(3,438)	(7,130)	6,237
Net increase (decrease) in Cash and Cash Equivalents	309,450	(97,098)	9,479
Cash and Cash Equivalents at Beginning of Year	730,420	827,518	818,039
Cash and Cash Equivalents at End of Year	¥ 1,039,870	¥ 730,420	¥ 827,518